FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Foreign currency increase (decrease) (as a percent)	10.00%
Impact of foreign currency increase (decrease)	$ (11,735,536)	$ (718,280)
Change in interest rates (as a percent)	1.00%
Impact of increase (decrease) in interest rates	$ 2,250,000	$ 1,107,000